INCOME TAXES (Details) - Schedule of deferred income tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Deferred Income Tax Assets Abstract
Other	$ 241,491	$ 246,069
Net operating losses	5,284,205	3,999,612
Stock based compensation	403,399
Valuation allowance	(5,929,095)	(4,245,681)
Net deferred income tax assets